AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU") (Details) (USD $)	12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 07, 2013 Collaborative Arrangement [Member]	Dec. 31, 2012 Collaborative Arrangement [Member]	Dec. 31, 2011 Collaborative Arrangement [Member]
Accounts Payable And Accrued Liabiltities [Line Items]
Accounts payable	$ 1,410,650	$ 1,064,892		$ 873,000	$ 753,000
Number of days to pay liability after it is being invoiced				30 days
Number of days to terminate license agreement after a written notice				60 days
Patent and trademark costs, net	1,353,304	1,387,104		700,000
Payments on accounts payable			400,000
Proceeds from issuance of notes	56,000	215,000	474,893
Interest rate			5.00%
Note maturity date			Oct. 01, 2013
Up front proceeds			$ 1,500,000